Borrowings - Short-term and long-term borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 118,106	¥ 72,543
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	788,618	774,319
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 55,569	¥ 170,290